Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000107263
Registrant Name	WILLIAMS COMPANIES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES